Leases	12 Months Ended
Dec. 31, 2021
Presentation of leases for lessee [abstract]
Leases

Note 18 – Leases

All leases are accounted for by recognizing a right-of-use asset and a lease liability except for leases for low value assets and leases with a duration of 12 months or less.

Lease liabilities are measured at the present value of the contractual payments due to the lessor over the lease term, with the discount rate of borrowing rate on commencement of the lease is used.

Right of use assets are initially measured at the amount of the lease liability.

Subsequent to initial measurement lease liabilities increase as a result of interest charged at a constant rate on the balance outstanding and are reduced for lease payments made. Right-of-use assets are amortized on a straight-line basis over the shorter period of the remaining term of the lease or over the remaining economic life of the asset.

Nature of leasing activities

The Company enters into agreements for the lease of trucks and private vehicles for periods of 5 and 3 years respectively. The Company's lease payment liability is secured by the lessor’s legal ownership of the assets.

Right to use asset

	December 31
	2 0 2 1	2 0 2 0	2 0 2 1
	NIS	NIS	US Dollars
Cost:
Opening balance	5,930	5,013	1,907
Dispositions	(2,166)	-	(698)
Additions	3,569	917	1,148
Closing balance	7,333	5,930	2,357

Accumulated depreciation:
Opening balance	3,064	1,153	985
Dispositions	(1,983)	-	(638)
Depreciation	2,164	1,911	696
Closing balance	3,245	3,064	1,043

Net book value	4,088	2,866	1,314

F - 26

G. WILLI-FOOD INTERNATIONAL LTD.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(NIS in thousands)
(Cont.)

Note 18 – Leases (continued)

Leases liabilities

	December 31
	2 0 2 1	2 0 2 0	2 0 2 1
	NIS	NIS	US Dollars

Opening balance	2,985	3,887	960
Additions	3,569	917	1,147
Dispositions	(187)	-	(60)
Payments	(2,169)	(1,819)	(697)
Closing balance	4,198	2,985	1,350

Amounts recognized in profit or loss

	For the year ended December 31
	2 0 2 1	2 0 2 0	2 0 2 1
	NIS	NIS	US Dollars

Depreciation expense on right-of-use assets	2,164	1,911	696
Interest expense on lease liabilities	96	94	31
Cancellation of rental expenses	(2,264)	(1,911)	(728)
	(4)	94	(1)